Operating segments - Summary of single operating segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disclosure of operating segments [line items]
Revenue	$ 85,866	$ 81,764	$ 80,057
RxCrossroads
Disclosure of operating segments [line items]
Revenue	85,804	81,392	78,744
Others
Disclosure of operating segments [line items]
Revenue	$ 62	$ 372	$ 1,313